Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES
14.	ORDINARY SHARES

As of December 31, 2024 and 2025 the Company was authorized to issue 5,000,000 thousand shares. As of December 31, 2024 and 2025, 73,361 thousand and 76,028 thousand shares were issued and outstanding, respectively, $0.00001 par value ordinary shares. Holders of the Company’s ordinary shares are entitled to dividends, if and when, declared by the board of directors of the Company. The holder of each ordinary share is entitled to one vote. As of December 31, 2025, no dividends were declared.